Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [table]
Bank accounts		R$ 272	R$ 269
Cash equivalents
Bank certificates of deposit (CDBs)	[1]	1,592	1,470
Overnight	[2]	38	159
Short term investments		1,630	1,629
Cash and cash equivalents		R$ 1,902	R$ 1,898
Bottom of Range [Member]
Cash equivalents
Accrued interest rate of return used to reflect time value of money, regulatory deferral account balances	[1]	70.00%	80.00%
Pre-fixed rate of return used to reflect time value of money, regulatory deferral account balances	[2]	14.60%	11.91%
Top of Range [Member]
Cash equivalents
Accrued interest rate of return used to reflect time value of money, regulatory deferral account balances	[1]	111.00%	111.00%
Pre-fixed rate of return used to reflect time value of money, regulatory deferral account balances	[2]	14.90%	12.15%

[1]	For these CDBs, the Company and its subsidiaries have repurchase transactions which state, on their trading notes, the bank’s commitment to repurchase the security, on demand, on the maturity date of the transaction, or earlier.
[2]	They consist of short-term investments, available for redemption on the following day. They are usually backed by Treasury Bills, Notes or Bonds and referenced to a pre-fixed rate. Their purpose is to settle the short-term obligations of the Company and its subsidiaries, or to be used in the acquisition of other assets with better return to replenish the portfolio.